Consolidated Balance Sheets Detail (Tables)	12 Months Ended
Mar. 03, 2012
Consolidated Balance Sheets Detail [Abstract]
Inventories

	As at
	March 3, 2012	February 26, 2011
Raw materials	$771	$552
Work in process	520	222
Finished goods	167	94
Provision for excess and obsolete inventories	(431)	(250)

	$1,027	$618

Property, plant and equipment

	As at
	March 3, 2012	February 26, 2011

Cost
Land	$140	$128
Buildings, leaseholds and other	1,393	1,155
BlackBerry operations and other information technology	2,194	1,803
Manufacturing equipment, research and development equipment, and tooling	524	380
Furniture and fixtures	529	433

	4,780	3,899
Accumulated amortization	2,032	1,395

Net book value	$2,748	$2,504

Intangible assets
	00000000	00000000	00000000
	As at March 3, 2012
	Cost	Accumulated amortization	Net book value
Acquired technology	$397	$182	$215
Intellectual Property	4,217	1,146	3,071

	$4,614	$1,328	$3,286

	As at February 26, 2011
	Cost	Accumulated amortization	Net book value
Acquired technology	$321	$125	$196
Intellectual Property	2,346	744	1,602

	$2,667	$869	$1,798

Changes to the carrying amount of goodwill

Balance as at February 26, 2011	$508
Goodwill acquired through business combinations during the period	151
Goodwill impairment charge	(355)

Balance as of March 3, 2012	$304

Accrued liabilities

	As at
	March 3, 2012	February 26, 2011
Marketing costs	$367	$419
Vendor inventory liabilities	279	116
Warranty	408	459
Royalties	382	461
Carrier liabilities	524	308
Other	422	748

	$2,382	$2,511